Subsequent Events (Details) - USD ($)									1 Months Ended											4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2021	Mar. 19, 2021	Mar. 15, 2021	Mar. 15, 2021	Mar. 10, 2021	Feb. 10, 2021	Jan. 13, 2021	Jan. 04, 2021	Sep. 30, 2025	May 31, 2025	Sep. 30, 2024	Nov. 15, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 19, 2021	Nov. 30, 2020	Aug. 31, 2020	Apr. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Feb. 01, 2021	Jun. 30, 2020	May 31, 2020
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)								$ 0.009
Offering costs (in Shares)								2,875,000
Company loan amount																								$ 100,000
Sponsor sold (in Shares)							25,000
Aggregate shares (in Shares)							350,000
Sponsor fund amount																								100,000
Sponsor fund amount additional						$ 25,000
Aggregate amount						$ 125,000
Common stock dividend shares (in Shares)					0.2
Founder shares outstanding (in Shares)					3,450,000
Subject to forfeiture (in Shares)					450,000
Aggregate shares outstanding (in Shares)					420,000
Initial public offering (in Shares)			12,000,000	12,000,000																12,000,000
Price per share (in Dollars per share)													$ 0.01									$ 0.01
Trust account													$ 133,007,230									$ 133,007,230
Sale of stock (in Shares)																					12,000,000
Total consideration												$ 2,000,000,000
Price per share (in Dollars per share)			$ 10	$ 10																$ 10
Total gross proceeds												111,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)		$ 10														$ 10
Gross Proceeds		$ 13,000,000														$ 13,000,000
Transaction costs		$ 260,000
Total number of warrants (in Shares)		663,000														663,000
sale of additional shares (in Shares)		26,000
Total consideration												$ 2,000,000,000
Price per share (in Dollars per share)												$ 10
Total gross proceeds												$ 111,000,000
SoundHound, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)														3,750,000			25,000	454,545			3,750,000
Issuing shares (in Shares)													19,132,387							19,132,387		19,132,387	17,784,975
Preferred shares per share (in Dollars per share)																	$ 1.97	$ 33					$ 33
Initial public offering (in Shares)																				19,132,387			17,784,975
Price per share (in Dollars per share)															$ 20.37					$ 1.97
Purchase of public units (in Shares)														63,785	127,570
Withdrew a loan amount	$ 10,000
Convertible promissory notes mature, description																							May and June 2022
Bear interest rate percentage																							5.00%
Convertible promissory note														$ 63,785				$ 25,000,000			$ 63,785
Convertible promissory note plus																		300,000
Unpaid accrued interest													$ 225					$ 766,293				$ 225
Preferred shares per share (in Dollars per share)																	$ 40	$ 33
Net cash proceeds																	$ 1,000,000	$ 15,000,000
Issuance of shares (in Shares)																	101,570
Exchange amount																	$ 200,000
Company borrowed														5,000,000	$ 30,000,000						5,000,000
Purchase shares of common stock (in Shares)															127,570
Loan bears interest rate																				20.00%
Loan amortization date															Apr. 01, 2022
Convertible debt converts															$ 15,000,000
Convertible note converts to preferred stock																							$ 15,000,000
Trust account														133,000,000							133,000,000
Committed to invest													50,000,000									$ 50,000,000
Total borrowed														$ 15,000,000	$ 30,000,000
Purchase of warrants issued (in Shares)														63,785	127,570
Terms of borrowed agreement														$ 10,000,000							10,000,000
Committed to invest													$ 50
Price per share (in Dollars per share)																				$ 40
SoundHound, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Lease term																										3 years
Rental payment																			$ 9,000
Convertible promissory notes totaling																									$ 40,000,000	$ 40,000,000
SoundHound, Inc. [Member] | Loan and Security Agreement [Member]
Subsequent Events (Details) [Line Items]
Capital lender, description														The amount available to borrow is $15 million with warrants issued to purchase 63,785 shares of common stock at $20.37 per share. Upon execution of the agreement, the Company borrowed $5 million and can borrow an additional $10 million per the terms of the agreement. The loan bears interest at a rate equal to the greater of 9% or 5.75% above the Prime Rate. Payments are interest- only for the first twelve months and are fully amortizing thereafter.
SoundHound, Inc. [Member] | D-3 Preferred Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Sale of stock (in Shares)														3,750,000
SoundHound, Inc. [Member] | SPAC [Member]
Subsequent Events (Details) [Line Items]
Trust account														$ 133,000,000							$ 133,000,000
Representative Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares price per share (in Dollars per share)							$ 0.0001
Common stock dividend shares (in Shares)					0.2
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Sponsor paid								$ 25,000
Common stock, par value (in Dollars per share)								$ 0.0001
Founder Shares [Member]
Subsequent Events (Details) [Line Items]
Founder share (in Shares)							75,000
Purchase price per share (in Dollars per share)							$ 0.009
Proposed Public Offering [Member]
Subsequent Events (Details) [Line Items]
Company loan amount								$ 300,000
IPO [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 10	$ 10									$ 10							$ 10		$ 10
Sale of stock (in Shares)				12,000,000																		390,000
				$ 125,000
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Initial public offering (in Shares)			12,000,000	12,000,000
Price per share (in Dollars per share)			$ 10	$ 10
Gross Proceeds			$ 120,000,000	$ 120,000,000
Transaction costs			$ 2,825,347
Sale of stock (in Shares)			390,000
Total number of warrants (in Shares)			6,195,000	6,195,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Sale of stock (in Shares)																				36,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 10	$ 10
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross Proceeds		$ 260,000	$ 3,900,000	$ 3,900,000												$ 260,000
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)		$ 10														$ 10
Transaction costs																$ 260,000
Purchase of public units (in Shares)																1,300,000
sale of additional shares (in Shares)																26,000
Net cash proceeds																$ 133,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of public units (in Shares)		1,300,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Company loan amount																								$ 100,000
Common stock dividend shares (in Shares)					0.2
Aggregate shares outstanding (in Shares)					420,000
Merger agreement description												the Company entered into a definitive merger agreement with SoundHound Inc., a voice artificial intelligence company, where the two companies agreed to consummate a Business Combination that would value the combined company at a pro-forma enterprise value of approximately $2.1 billion. As part of the Business Combination, a number of investors committed to purchase 11.1 million shares of common stock of the combined company at a price of $10.00 per share, for a total $111 million, in a private placement that will close concurrently with the Business Combination.
Forecast [Member] | SoundHound, Inc. [Member]
Subsequent Events (Details) [Line Items]
Convertible note									$ 15,000,000	$ 15,000,000	$ 15,000,000
Forecast [Member] | Representative Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock dividend shares (in Shares)					0.2
Common Stock [Member] | SoundHound, Inc. [Member]
Subsequent Events (Details) [Line Items]
Common stock of per shares (in Dollars per share)														$ 20.37	$ 20.37						$ 20.37
Class A Common Stock
Subsequent Events (Details) [Line Items]
Purchase of common stock (in Shares)												11,100,000
Price per share (in Dollars per share)												$ 10,000,000
Class A Common Stock | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of common stock (in Shares)												11,100,000
Minimum [Member] | SoundHound, Inc. [Member]
Subsequent Events (Details) [Line Items]
Loan bears interest rate															9.00%
Interest rate														5.75%	5.75%						5.75%
Maximum [Member] | SoundHound, Inc. [Member]
Subsequent Events (Details) [Line Items]
Loan bears interest rate															5.75%
Interest rate														9.00%	9.00%						9.00%
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Shares issued (in Shares)					100,000,000
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Issuing shares (in Shares)					1,000,000
Preferred shares per share (in Dollars per share)					$ 0.0001